Segments and Foreign Operations	12 Months Ended
Jan. 31, 2017
Segment Reporting [Abstract]
Segments and Foreign Operations

(17) Segments and Foreign Operations

We are a global solutions provider to the world of essential natural resources – water, minerals and energy. The Chief Operating Decision Maker (CODM) reviews operating results to determine the appropriate allocation of resources within the organization.  The CODM defines the operational and organizational structure into discrete segments based on our primary product lines.

During the first quarter of the fiscal year ended January 31, 2018, we completed the sale of substantially all of the assets of our Heavy Civil business. The operating results related to the Heavy Civil business are presented as discontinued operations and, as such, have been excluded from continuing operations for all periods presented. See Note 16 to the Consolidated Financial Statements for further discussion.

In the first quarter of the fiscal year ended January 31, 2017, changes were made to simplify our business and streamline our operating and reporting structure. Our Collector Wells group was shifted from Heavy Civil to Water Resources to better align their operational expertise. We also shifted certain other smaller operations out of our “Other” segment and into our other reporting segments, and no longer report an “Other” segment. Information for prior periods has been recast to conform to our new presentation.

During the third quarter of the fiscal year ended January 31, 2016, as a result of our strategic review of all aspects of our operations, we realigned our operating structure to combine the Energy Services segment with Water Resources segment. We determined that given the similar nature of the equipment and services for Energy Services and Water Resources, we can effectively manage our cost structure and serve our customer base in a combined segment.  Historical segment numbers have been recast to conform to this new operating structure.

During the second quarter of the fiscal year ended January 31, 2016, we entered into a definitive agreement to sell our Geoconstruction business segment. The operating results of the Geoconstruction business are presented as discontinued operations and, as such, have been excluded from continuing operations and segment results for all periods presented. See Note 16 to Consolidated Financial Statements for further discussion.

Layne’s segments are defined as follows:

Water Resources

Water Resources provides its customers with an array of water management solutions, including discovery and defining of water sources through hydrologic studies, water supply development through water well drilling and intake construction, and water delivery through pipeline and pumping infrastructure. Water Resources also brings technologies to the water and wastewater markets and offers water treatment equipment engineering services, providing systems for the treatment of regulated and nuisance contaminants, specifically, iron, manganese, hydrogen sulfide, arsenic, radium, nitrate, perchlorate, and volatile organic compounds. Water Resources drills deep injection wells for industrial and municipal clients that need to dispose of wastewater associated with their processes. Water Resources also performs complete diagnostic and rehabilitation services for existing wells, pumps and related equipment, including conducting downhole closed circuit televideo inspections to investigate and resolve water well and pump performance problems. In addition, Water Resources constructs radial collector wells through its Ranney® Collector Wells technology, which is an alternative to conventional vertical wells and can be utilized to develop moderate to very high capacities of groundwater. Water Resources provides water systems and services in most regions of the U.S.

Inliner

Inliner provides a wide range of process, sanitary and storm water rehabilitation solutions to municipalities and industrial customers dealing with aging infrastructure needs. Inliner focuses on its proprietary Inliner ® cured-in-place pipe (“CIPP”) which allows it to rehabilitate aging sanitary sewer, storm water and process water infrastructure to provide structural rebuilding as well as infiltration and inflow reduction. Inliner’s trenchless technology minimizes environmental impact and reduces or eliminates surface and social disruption. Inliner has the ability to supply both traditional felt-based CIPP lining tubes cured with water or steam as well as a fiberglass-based lining tubes cured with ultraviolet light. Inliner owns the North American rights to the Inliner CIPP technology, owns and operates the liner manufacturer, and also provides installation of Inliner CIPP product. While Inliner focuses on our proprietary Inliner CIPP, it provides full system renewal, including a wide variety of other rehabilitative methods including Janssen structural renewal for service lateral connections and mainlines, slip lining, traditional excavation and replacement, and form and manhole renewal with cementitious and epoxy products. Inliner provides services in most regions of the U.S.

Mineral Services

Mineral Services conducts primarily above ground drilling activities, including all phases of core drilling, reverse circulation, dual tube, hammer and rotary air-blast methods. Our service offerings include both exploratory and definitional drilling. Global mining companies engage companies such as Mineral Services to extract samples from sites that the mining companies analyze for mineral content before investing heavily in development to extract the minerals. Mineral Services helps its clients determine if minable mineral deposit is on the site, the economic viability of the mining site and the geological properties of the ground, which helps in the determination of mine planning. Mineral Services also offers its customers water management and soil stabilization expertise. Mine water management consists of vertical, large diameter wells for sourcing and dewatering; and horizontal drains for slope de-pressurization.  The primary markets are in the western U.S., Mexico, and South America. As discussed in Note 18 to the Consolidated Financial Statements, during the fiscal year ended January 31, 2016, we implemented a plan to exit our operations in Africa and Australia. Mineral Services also has ownership interests in foreign affiliates operating in Latin America that form our primary presence in Chile and Peru.

Financial information for our segments is presented below. Unallocated corporate expenses primarily consist of general and administrative functions performed on a company-wide basis and benefiting all segments. These costs include accounting, financial reporting, internal audit, treasury, legal, tax compliance, executive management and board of directors. Corporate assets consist of assets not directly associated with a segment, and consist primarily of cash and deferred income taxes.

Our measure of Total Adjusted EBITDA, which may not be comparable to other companies’ measure of Total Adjusted EBITDA, represents net loss before discontinued operations, taxes, interest, depreciation and amortization, gain or loss on sale of fixed assets, non-cash equity-based compensation, equity in earnings or losses from affiliates, certain non-recurring items such as restructuring costs, and certain other gains or losses, plus dividends received from affiliates. Our chief operating decision maker evaluates segment performance based on the segment’s revenues and Adjusted EBITDA, among other factors. In addition, we use Total Adjusted EBITDA as a factor in incentive compensation decisions and our credit facility agreement uses measures similar to Total Adjusted EBITDA to measure compliance with certain covenants.

	Years Ended January 31,
(in thousands)	2017	2016	2015
Revenues
Water Resources	$204,577	$239,897	$227,626
Inliner	196,845	193,704	175,001
Mineral Services	63,777	86,390	121,247
Other items/eliminations	(416)	(1,886)	(1,817)
Total revenues	$464,783	$518,105	$522,057

	Years Ended January 31,
(in thousands)	2017	2016	2015
Total Adjusted EBITDA
Water Resources	$(2,410)	$23,870	$22,740
Inliner	32,036	27,949	27,881
Mineral Services	8,635	1,878	10,205
Unallocated corporate expenses	(23,830)	(29,319)	(41,798)
Total Adjusted EBITDA	$14,431	$24,378	$19,028

	Years Ended January 31,
(in thousands)	2017	2016	2015
Net loss attributable to Layne Christensen Company	$(52,236)	$(44,777)	$(110,151)
Items not included in Total Adjusted EBITDA
Net (income) loss attributable to noncontrolling interests	—	(28)	824
Net loss (income) from discontinued operations	5,187	(3,547)	70,334
Income tax expense (benefit)	1,420	737	(3,945)
Interest expense	16,883	18,011	13,707
Depreciation expense and amortization	25,302	30,092	37,619
Gain on sale of fixed assets	(3,886)	(507)	(659)
Non-cash equity-based compensation	3,394	3,559	2,060
Equity in (earnings) loss of affiliates	(2,655)	612	2,002
Impairment charges	—	4,598	—
Restructuring costs	16,924	17,094	2,644
Gain on extinguishment of debt	—	(4,236)	—
Other (income) expense, net	(843)	(1,082)	1,266
Dividends received from affiliates	4,941	3,852	3,327
Total Adjusted EBITDA	$14,431	$24,378	$19,028

(1)

Restructuring costs for the fiscal year ended January 31, 2016 includes $7.9 million relating to the write-down of the carrying value of inventory in our African and Australian operations, which are reflected as part of cost of revenues in the Consolidated Statement of Operations.

 The following table presents various financial information for each segment.

	Years Ended January 31,
(in thousands)	2017	2016	2015
Revenues by product line
Water systems	$181,382	$217,001	$207,363
Water treatment technologies	12,558	11,601	8,002
Sewer rehabilitation	196,845	193,704	175,001
Water and wastewater plant infrastructure services	-	-	-
Pipeline infrastructure services	-	-	-
Environmental and specialty drilling	8,858	7,056	6,393
Exploration drilling	60,975	79,723	108,060
Other	4,165	9,020	17,238
Total revenues by product line	$464,783	$518,105	$522,057

Revenues by geographic location
United States	$432,649	$470,113	$441,720
Africa/Australia	151	12,521	25,982
South America	7,989	6,363	13,106
Mexico	23,406	27,448	38,436
Other foreign	588	1,660	2,813
Total revenues	$464,783	$518,105	$522,057

Depreciation and amortization
Water Resources	$12,056	$13,486	$12,595
Inliner	5,551	4,455	4,578
Mineral Services	6,343	10,317	18,187
Corporate	1,352	1,834	2,259
Total depreciation and amortization	$25,302	$30,092	$37,619

	As of and Years Ended January 31,
(in thousands)	2017	2016	2015
Assets
Water Resources	$98,795	$124,821	$130,917
Inliner	93,055	93,768	81,126
Mineral Services	116,148	128,196	165,023
Discontinued Operations	46,290	56,207	110,125
Corporate	81,863	85,665	54,751
Total assets	$436,151	$488,657	$541,942

Property and equipment, net
United States	$89,920	$95,213	$105,061
Africa/Australia	124	7,302	15,726
South America	3,818	3,269	4,882
Mexico	3,123	3,193	4,559
Other foreign	—	15	66
Total property and equipment, net	$96,985	$108,992	$130,294

Capital Expenditures
Water Resources	$7,305	$11,812	$9,549
Inliner	10,268	9,015	1,897
Mineral Services	3,066	3,309	2,855
Discontinued operations	1,783	1,802	956
Corporate	392	490	632
Total capital expenditures	$22,814	$26,428	$15,889